Income Tax (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Net operating loss carryforwards		$ 0	$ 160,439
Valuation allowance	$ 198,471	$ 136,060